Deposits	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Deposits	Deposits
The table below represents the aggregate amount of time deposits with balances that met or exceeded the FDIC insurance limit of $250,000 and brokered deposits as of December 31, 2024 and 2023:

(aggregate amounts in thousands)	December 31, 2024	December 31, 2023
Time deposits with balances > $250,000	$100,383	$108,147
Brokered deposits	$13	$161
The scheduled maturities of total time deposits at December 31, 2024 were as follows:

(aggregate amounts in thousands)
Due within:
2025	$279,190
2026	13,356
2027	6,080
2028	2,885
2029	310
Thereafter	—
Total	$301,821